Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Disclosure of Non Controlling Interests [Abstract]
Non-Controlling Interests
34.
Non-controlling interests

The following tables provide summarized financial information for the Company’s subsidiary, Nova, that has a material non-controlling interest effective the date of closing of the Alcanna Transaction, before inter-company eliminations. The Company does have subsidiaries with non-material non-controlling interests that are not presented in the following financial information.

a)
Nova summarized statement of financial position

2022
Current assets	18,732
Current liabilities	19,892
Current net assets	(1,160)

Non-current assets	94,419
Non-current liabilities	45,443
Non-current net assets	48,976
Net assets	47,816
b)
Nova summarized statement of loss and comprehensive loss

2022
Revenue	176,588
Loss and comprehensive loss	(7,672)
c)
Nova summarized statement of cash flows

2022
Net cash provided by operating activities	5,848
Net cash used in investing activities	(5,549)
Net cash used in financing activities	(183)
Increase in cash	116